Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash flows from operating activities
Net income (loss)	$ 1,414,615	$ (715,280)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	847,990	537,143
Interest from amortization of debt costs		13,270
Loss on disposal of property and equipment	45,037	(1,482)
Stock based compensation	348,735	284,950
Provision for doubtful accounts receivable	(289)	(15,745)
Change in fair value of warrant liability	52,454	464,039
Deferred rent	35,523	16,175
Changes in operating assets and liabilities:
Trade accounts receivables	(650,753)	(560,810)
Other receivables	40,597	(53,838)
Inventories	(916,899)	22,130
Prepaid expenses and other assets	(415,444)	1,556
Accounts payable and accrued liabilities	724,147	90,074
Net cash provided by operating activities	1,525,713	82,182
Cash flows from investing activities
Purchase of property and equipment	(1,131,098)	(688,798)
Proceeds from sale of equipment	5,916
Net cash used in investing activities	(1,125,182)	(688,798)
Cash flows from financing activities
Proceeds from exercise of stock options	6,430
Proceeds from sale of common stock, net of costs of $181,052		1,122,054
Proceeds from sale of common stock from employee stock purchase plan	22,903	13,230
Settlement for Class E Shares	(582)
Proceeds from exercise of warrants, net of costs	391,083
Net payments on loan payable	(51,585)	(113,472)
Payments on capital lease obligations	(131,341)	(59,412)
Net cash provided by financing activities	236,908	962,400
Effect of exchange rate on cash and cash equivalents	626,665	91,056
Change in cash and cash equivalents	1,264,104	446,840
Cash and cash equivalents, beginning of period	1,643,920	1,197,080
Cash and cash equivalents, end of period	2,908,024	1,643,920
Supplemental disclosure of cash flow information:
Interest paid in cash	37,627	18,280
Income taxes paid	4,296	2,316
Supplemental disclosure of non-cash investing & financing activities:
Landlord credits for leasehold improvements		420,014
Purchase of equipment through capital lease arrangements		523,660
Derecognition of liability associated with stock option grants	$ 143,125